Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for Doubtful Accounts

5. Allowance for Doubtful Accounts

The following table summarizes the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$100	$62	$280
Charge-offs	(89)	(19)	(97)
Recoveries	—	(1)	(283)
Provision	51	238	770

Ending balance	$62	$280	$670

Our sales reserve was $0.1 million each as of December 31, 2015 and 2016.